Commitments and Contingencies (Details) ¥ in Millions			1 Months Ended		12 Months Ended
	Dec. 24, 2024 CNY (¥)	Nov. 12, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 28, 2023 USD ($)	Sep. 28, 2023 CNY (¥)	Sep. 27, 2023 USD ($)	Sep. 27, 2023 CNY (¥)
Commitments and Contingencies [Line Items]
Construction projects (in Dollars) | $					$ 22,475,067				$ 38,426,383
Lease term		10 years
Annual rent | ¥		¥ 20.0
Increase annual rent percentage		2.00%
Nanping Golden Heaven Amusement Park Management Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Number of contracts					2
Construction contract (in Dollars) | $					$ 44,950,000
Fujian Xinchang Construction Engineering Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Construction contract amount										$ 19,670,000	¥ 140.0	$ 19,670,000	¥ 140.0
Construction contract paid							$ 9,830,000	¥ 70.0
Nanping Golden Heaven [Member]
Commitments and Contingencies [Line Items]
Construction contract paid			$ 9,830,000	¥ 70.0			14,270,000	¥ 100.0
Amount of remaining contractual commitment (in Dollars) | $			9,840,000				9,840,000
Service fee					$ 15,000,000	¥ 2.1
Fujian Xinchang [Member]
Commitments and Contingencies [Line Items]
Construction contract amount												$ 25,280,000	¥ 180.0
Construction contract paid			12,640,000	¥ 90.0
Amount of remaining contractual commitment (in Dollars) | $			12,640,000				12,640,000
Construction projects (in Dollars) | $			$ 22,480,000				$ 22,480,000
Fuzhou Yibang [Member]
Commitments and Contingencies [Line Items]
Lease term		10 years
Annual rent | ¥		¥ 30.0
Increase annual rent percentage		2.00%
Fuzhou Yibang [Member] | Yuxi Jinsheng Amusement Development Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Lease term	10 years
Annual rent | ¥	¥ 22.0
Increase annual rent percentage	2.00%
Fuzhou Yibang [Member] | Changde Jinsheng Amusement Park [Member]
Commitments and Contingencies [Line Items]
Lease term	10 years
Annual rent | ¥	¥ 23.0
Increase annual rent percentage	2.00%
Fuzhou Yibang [Member] | Qujing Jinsheng Amusement Park [Member]
Commitments and Contingencies [Line Items]
Lease term	10 years
Annual rent | ¥	¥ 7.0
Increase annual rent percentage	2.00%